CARGO CONNECTION LOGISTICS HOLDING, INC.
                               600 Bayview Avenue
                             Inwood, New York 11096
                             Telephone: 516-239-7000
                                Fax: 516-239-2508


                                                               November 27, 2007

VIA EDGAR CORRESPONDENCE
Linda Cvrkel, Branch Chief
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

 Re: Letter of the Securities and Exchange Commission, dated September 26, 2007 Form 10-KSB, for Fiscal Year Ended December 31, 2006
      Commission File No. 0-28223
      --------------------------------------------------------------------------


Dear Ms. Cvrkel:

     The following are the responses of Cargo Connection Logistics Holding, Inc. (the "Company"), including supplemental information, to the comments and inquiries of the staff of the Securities and Exchange Commission (the "Staff") set forth in the Staff's letter, dated September 26, 2007 and addressed to Mr. Jesse Dobrinsky, Chairman and Chief Executive Officer of the Company (the "Comment Letter").

     All responses set forth in this letter of response are titled and numbered to correspond to the titles and numerical paragraphs in the Comment Letter. To aid in your review, each of the comments/inquiries of the SEC are included in this letter of response immediately prior to the Company's response.


Cargo Connection
----------------
Form 10-KSB for the fiscal year ended 12/31/2006
------------------------------------------------

     1. WE NOTE YOUR RESPONSE TO PRIOR COMMENT #1 AND #2. PLEASE NOTE THAT YOUR AUDITORS SHOULD HAVE AUDITED/APPROVED ANY FINANCIAL INFORMATION THAT YOU SUBMIT FOR OUR REVIEW. THEREFORE, WE MAY HAVE FURTHER COMMENT UPON REVIEWING YOUR RESPONSE AND REVISED FINANCIAL STATEMENTS. WHEN YOU FILE THE AMENDED FINANCIAL STATEMENTS, PROVIDE ALL DISCLOSURES REQUIRED BY SFAS 154, THAT INCLUDE A DISCUSSION OF THE NATURE OF THE ERROR, HOW THE ERROR WAS DISCOVERED, AND THE IMPACT ON THE FINANCIAL STATEMENTS.

Cargo Connection Logistics Holding, Inc.

Linda Cvrkel, Branch Chief
Securities and Exchange Commission
Page 2

          Please be advised supplementally that the Company believes that accounting treatment reflected in the statement of stockholders' deficiency included in Amendment No. 1 to the Company's annual report on Form 10-KSB for the fiscal year ended December 31, 2006, is appropriate reverse merger accounting. The statement of stockholders' deficiency included in Note 23 in such amendment has been audited and approved by the Company's auditors and reflects certain conforming changes to the Company's statement of stockholders' deficiency for the period ended December 31, 2004 and the reclassified Company's statement of stockholders' deficiency for the period December 31, 2005.

          Please note that the amendment includes the following disclosures required by SFAS 154 in new Note 23 on pages 6 through 8 of the amendment.

          NOTE 23 - CHANGE IN CLASSIFICATION AND CLARIFICATION OF FINANCIAL STATEMENTS FOR THE YEAR ENDED DECEMBER 31, 2005

          The consolidated financial statements for the year ended December 31, 2005 have been reclassified to clarify the presentation of the consolidated statement of stockholders' deficiency at December 31, 2004, pursuant to comments received from the Securities and Exchange Commission, as follows:

               (1) The balance of stockholders' deficiency at January 1, 2004 (as retroactively stated) excluded a gain on extinguishment of debt of $482,883 for Championlyte Holdings, Inc. (the acquiree). The balance of the total stockholders' deficiency did not cross foot because of an omission. The balance has been corrected in the accumulated deficit as part of the recapitalization transaction effectuated on May 11, 2005.
               (2) Upon evaluation of the embedded derivative instruments relating to the secured convertible notes, a reclassifying adjusting entry of $99,183 was made to accumulated deficit to account for all cumulative entries recorded for 2003 and 2004. This amount had not been included in the originally stated accumulated deficit and stockholders' deficiency balances at December 31, 2004, and is now so reflected.
               (3) The issuance of the Company's common stock in connection with the reverse merger is now included in the retroactively stated balance at January 1, 2004. The new presentation shows this transaction as a separate line item on the consolidated statement of stockholders' deficiency.
               (4) The recapitalization in connection with the reverse acquisition of Championlyte Holdings, Inc. is now included in the retroactively reclassified balance at January 1, 2004. The new presentation shows this transaction as a separate line item on the consolidated statement of stockholders' deficiency.

          The result of the restatements had no effect on the Company's consolidated balance sheet and the consolidated statements of operations. There was also no change in the Company's net loss for the year ended December 31, 2005.

Cargo Connection Logistics Holding, Inc.

Linda Cvrkel, Branch Chief
Securities and Exchange Commission
Page 3

          For the year ended December 31, 2005, the effects of the restatement on the Company's consolidated statement of stockholders' deficiency are as follows:

                                                                                         Series III                 Series IV
                                                                                   Convertible Preferred      Convertible Preferred
                                                          Common Stock                     Stock                      Stock
                                                   -------------------------  ------------------------- --------------------------
                                                      Shares       Amount        Shares        Amount      Shares        Amount
                                                   ------------ ------------  ------------ ------------ ------------  ------------
Balance January 1, 2004 (retroactively stated)     292,284,467      292,284       165,000      165,000      125,000       125,000

Net loss                                                    -            -             -            -            -             -

                                                   ------------ ------------  ------------ ------------ ------------  ------------
Balance December 31, 2004 (retroactively stated)   292,284,467      292,284       165,000      165,000      125,000       125,000

Gain on extinguishment of debt included in
retroactively stated stockholders'
deficiency above                              (1)           -             -            -             -            -             -

Cumulative effect of embedded derivative
instruments related to secured convertible
notes for the years ended December 31, 2003
and 2004                                      (2)           -             -            -             -            -             -

Issuance of common stock in connection with
reverse merger                                (3) (239,599,127)    (239,599)           -             -            -             -

Recapitalization in connection with reverse
acquisition of Championlyte Holdings, Inc.
(n/k/a CRGO)                                  (4)  (52,681,240)     (52,641)     (165,000)    (165,000)    (125,000)     (125,000)

                                                   ------------ ------------  ------------ ------------ ------------  ------------
Restated balance December 31, 2004                       4,100  $        44             -  $         -            -   $         -
                                                   ============ ============  ============ ============ ============  ============

                                                          Additional     Deferred                           Total
                                                           Paid-in       Offering       Accumulated      Stockholders'
                                                           Capital         Costs          Deficit         Deficiency
                                                          ----------     ----------    --------------    -------------
Balance January 1, 2004 (retroactively stated)            $       -      $ (10,000)    $  (2,755,119)    $ (2,665,718)

Net loss                                                                                    (852,362)        (852,362)

                                                          ----------     ----------    --------------    -------------
Balance December 31, 2004 (retroactively stated)          $              $ (10,000)    $  (3,607,481)    $ (3,518,080)

Gain on extinguishment of debt included in
retroactively stated stockholders' deficiency above  (1)          -              -                 -          482,883

Cumulative effect of embedded derivative
instruments related to secured convertible notes
for the years ended December 31, 2003 and 2004       (2)          -              -           (99,183)         (99,183)

Issuance of common stock in connection with
reverse merger                                       (3)    239,599              -                 -                -

Recapitalization in connection with reverse
acquisition of Championlyte Holdings, Inc. (n/k/a
CRGO)                                                (4)   (199,315)        10,000         2,735,283        2,203,327

                                                          ----------     ----------    --------------    -------------

Restated balance December 31, 2004                        $  40,284      $       -     $    (971,381)    $   (931,053)
                                                          ==========     ==========    ==============    =============

          The reclassified statement of stockholders' deficiency for the year ended December 31, 2005 is as follows:

           CARGO CONNECTION LOGISTICS HOLDINGS, INC. AND SUBSIDIARIES
               CONSOLIDATED STATEMENT OF STOCKHOLDERS' DEFICIENCY

                                                                                        Series III                 Series IV
                                                                                        Convertible               Convertible
                                                               Common Stock           Preferred Stock           Preferred Stock
                                                       ------------------------- ------------------------- -------------------------
                                                          Shares       Amount       Shares       Amount      Shares        Amount
                                                       ------------ ------------ ------------ ------------ ------------ ------------
Restated balance December 31, 2003                     239,599,127           44

Cargo Connection Logistics Corp.                             4,000            4            -            -            -            -

Mid-Coast Management, Inc.                                     100           40            -            -            -            -
                                                       ------------ ------------ ------------ ------------ ------------ ------------

Reclassified balance at December 31, 2004                    4,100  $        44            -   $        -            -  $         -
                                                       ------------ ------------ ------------ ------------ ------------ ------------
Issuance of common stock in connection with
 reverse merger                                        239,599,127      239,599            -            -            -            -

Recapitalization in connection with reverse
  acquisition of Championlyte Holdings, Inc.
  (n/k/a CRGO)                                          52,681,240       52,641      165,000      165,000      125,000      125,000
                                                       ------------ ------------ ------------ ------------ ------------ ------------

Restated balance at May 12, 2005                       292,284,467  $   292,284      165,000  $   165,000      125,000  $   125,000
                                                       ------------ ------------ ------------ ------------ ------------ ------------
                                                         1,529,431        1,529            -            -            -            -
Conversion of convertible notes payable to
 common stock

Conversion of convertible notes payable to
 common stock                                            3,125,000        3,125            -            -            -            -

Issuance of shares for payment of debt                  23,134,183       23,134            -            -            -            -

Issuance of shares for payment of services                 100,000          100            -            -            -            -

Issuance of shares for payment of debt                   1,300,000        1,300            -            -            -            -

Issuance of shares for payment of services               3,000,000        3,000            -            -            -            -

Sale of preferred stock for cash                                 -            -            -            -       40,000       40,000

Conversion of preferred stock to common stock           67,000,000       67,000            -            -      (25,000)     (25,000)

Conversion of convertible notes payable to
 common stock                                           20,661,416       20,662            -            -            -            -

Sale of preferred stock for cash                                 -            -            -            -      350,000      350,000

Conversion of preferred stock to common stock           50,000,000       50,000            -            -      (25,000)     (25,000)

Conversion of convertible notes payable to
 common stock                                            9,682,863        9,683            -            -            -            -

Issuance of shares for payment of debt                  11,164,491       11,165            -            -            -            -

Issuance of shares for payment of services               5,072,896        5,073            -            -            -            -

Sale of preferred stock for cash                                 -            -            -            -      100,000      100,000

Conversion of preferred stock to common stock           25,000,000       25,000            -            -      (12,500)     (12,500)

Conversion of convertible notes payable to
 common stock                                            5,613,320        5,613            -            -            -            -

Conversion of convertible notes payable to
 common stock                                            3,681,908        3,682            -            -            -            -

Issuance of shares for payment of services                 934,401          934            -            -            -            -

Sale of preferred stock for cash                                 -            -       100,000     100,000            -            -

Conversion of convertible notes payable to
 common stock                                            5,244,707        5,245            -            -            -            -

Issuance of shares for payment of services               8,097,793        8,098            -            -            -            -

Issuance of shares for payment of services                 438,782          439            -            -            -            -

Net loss                                                         -            -            -            -            -            -
                                                       ------------ ------------ ------------ ------------ ------------ ------------
Balance at December 31, 2005                           537,065,658  $   537,066      265,000  $   265,000      552,500  $   552,500
                                                       ===========  ============ ============ ============ ============ ============


                                                        Additional      Deferred                          Total
                                                          Paid-in       Offering       Accumulated     Stockholders'
                                                          Capital         Costs          Deficit        Deficiency
                                                       ------------    ------------    ------------    ------------
Restated balance December 31, 2003

Cargo Connection Logistics Corp.                             9,435               -        (697,469)       (678,030)

Mid-Coast Management, Inc.                                  20,849               -        (273,911)       (253,022)
                                                       ------------    ------------    ------------    ------------

Reclassified balance at December 31, 2004              $    40,284     $         -     $  (971,381)    $  (931,053)
                                                       ------------    ------------    ------------    ------------
Issuance of common stock in connection with
  reverse merger                                          (239,599)              -               -               -

Recapitalization in connection with reverse
 acquisition of Championlyte Holdings, Inc.
 (n/k/a CRGO)                                              199,315         (10,000)     (2,735,283)     (2,203,327)
                                                       ------------    ------------    ------------    ------------

Restated balance at May 12, 2005                       $         -     $   (10,000)    $(3,706,664)    $(3,134,380)
                                                       ------------    ------------    ------------    ------------
Conversion of convertible notes payable to
 common stock                                               24,471               -               -          26,000

Conversion of convertible notes payable to
 common stock                                               46,875               -               -          50,000

Issuance of shares for payment of debt                     518,144               -               -         541,278

Issuance of shares for payment of services                   1,400               -               -           1,500

Issuance of shares for payment of debt                      24,700               -               -          26,000

Issuance of shares for payment of services                  27,000               -               -          30,000

Sale of preferred stock for cash                                 -               -               -          40,000

Conversion of preferred stock to common stock              (42,000)              -               -               -

Conversion of convertible notes payable to
 common stock                                               72,940               -               -          93,602

Sale of preferred stock for cash                                 -               -               -         350,000

Conversion of preferred stock to common stock              (25,000)              -               -               -

Conversion of convertible notes payable to
 common stock                                               43,992               -               -          53,675

Issuance of shares for payment of debt                     145,138               -               -         156,303

Issuance of shares for payment of services                  58,511               -               -          63,584

Sale of preferred stock for cash                                 -               -               -         100,000

Conversion of preferred stock to common stock              (12,500)              -               -               -

Conversion of convertible notes payable to
 common stock                                               47,387               -               -          53,000

Conversion of convertible notes payable to
 common stock                                               22,276               -               -          25,958

Issuance of shares for payment of services                   6,957               -               -           7,891

Sale of preferred stock for cash                                 -               -               -         100,000

Conversion of convertible notes payable to
 common stock                                               23,077               -               -          28,322

Issuance of shares for payment of services                  23,902               -               -          32,000

Issuance of shares for payment of services                   1,561               -               -           2,000

Net loss                                                         -               -      (4,527,363)     (4,527,363)
                                                       ------------    ------------    ------------    ------------
Balance at December 31, 2005                           $  1,008,831    $   (10,000)    $(8,234,027)    $ (5,880,629)
                                                       =============   ============    ============    =============

Cargo Connection Logistics Holding, Inc.

Linda Cvrkel, Branch Chief
Securities and Exchange Commission
Page 5

Note 5 - Business Acquisition, page F-11
----------------------------------------

     2. WE NOTE YOUR RESPONSE TO PREVIOUS COMMENT #3. ALTHOUGH FINANCIAL STATEMENTS WERE NOT AVAILABLE UNTIL AFTER NMDT'S ACQUISITION ON DECEMBER 6, 2006, ASSUMING THAT YOU ACQUIRED NMDT'S BUSINESS, PURSUANT TO RULE 3-10(C) (3) OF REGULATION S-B, A FORM 8-K WOULD STILL BE REQUIRED AND YOU COULD SUBMIT FINANCIAL STATEMENTS WITHIN 75 DAYS FOLLOWING THAT DATE. CONSIDERING THAT AT THIS TIME THE FINANCIAL STATEMENTS OF NMDT ARE INCLUDED IN THE COMPANY'S FINANCIAL STATEMENTS, EXPAND YOUR DISCLOSURE TO INDICATE THAT NMDT'S ACQUISITION WAS IN ESSENCE AN ASSET ACQUISITION AS NMDT HAS NO REVENUES, OPERATIONS, OR EMPLOYEES PRIOR TO ITS ACQUISITION BY THE COMPANY, AND INCLUDE A DESCRIPTION OF ASSETS ACQUIRED AND HISTORICAL VALUES.

          Please note that the Company expanded the disclosure in its quarterly report on Form 10-QSB for the period ended September 30, 2007 to explain that its acquisition of NMDT was in essence an asset acquisition, as NMDT had no revenues, operations, or employees prior to its acquisition by the Company. This expanded disclosure reads, as set forth on pages 6, 12 and 25 of such 10-QSB, as follows:

               "The Company's acquisition of NMDT was an asset acquisition, as NMDT had no revenues, operations, or employees prior to its acquisition by the Company. The assets acquired were an exclusive license to the technology and to make, sell and promote a nuclear material detection device and cash of $200,000, to be used to accelerate the commercialization of the technology.

               The value of $1,316,854 was based on the value of the shares of common stock issued by the Company in this transaction, which the Company believed was justified based on the projected value of the acquired license and the underlying technology. The patent expires in 2025. The Company cannot accurately predict the value or eventual useful life of the patent in light of the continuing progress in the development of this technology. The current useful life of this technology is based on the remaining life of the patent and will be subject to periodic review for impairment, subsequent to being placed into service, under SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets.""

Note 20, Related Party Transactions, page F-26
----------------------------------------------

     3. WE NOTE YOUR RESPONSE TO PRIOR COMMENT #4. WE ARE UNCLEAR AS TO WHETHER YOU HAVE ACCOUNTED FOR THIS LEASE IN ACCORDANCE WITH SFAS 13 AND FASB TECHNICAL BULLETIN 85-3, ACCORDING TO WHICH OPERATING LEASES SHOULD RECOGNIZE RENTAL EXPENSE ON A STRAIGHT-LINE BASIS OVER THE LEASE TERM. IN THIS REGARD, IT APPEARS THAT THE TEN YEAR LEASE TERM COMMENCED IN JANUARY 2005 BUT RENTAL PAYMENTS WOULD NOT COMMENCE PRIOR TO AUGUST 2007. IF THE COMPANY WAS TO SUBLET SPACE COMMENCING IN JANUARY 2005, IT APPEARS THAT AN AMOUNT GREATER THAN THE GUARANTEE MAY NEED BE ACCRUED AS PART OF AN ARM'S LENGTH TRANSACTION. SUPPLEMENTALLY ADVISE US AND REVISE YOUR FINANCIAL STATEMENTS, TO DISCUSS A POLICY THAT DESCRIBES THE NATURE AND ACCOUNTING TREATMENT FOR RENT EXPENSE RECOGNIZED UNDER THIS LEASE AGREEMENT.

Cargo Connection Logistics Holding, Inc.

Linda Cvrkel, Branch Chief
Securities and Exchange Commission
Page 6

          Please be advised supplementally that the Company has accounted for this lease in accordance with SFAS 13 and FASB Technical Bulletin 85-3, pursuant to which the Company has accounted for this operating lease and recognized rental expense on a straight-line basis over the 10-year lease term. The Company has recognized a deferred rent liability commencing on February 1, 2005. This amount is included in the deferred rent balance as of September 30, 2007, as reflected on the balance sheet included in the Company's quarterly report on Form 10-QSB for the period ended September 30, 2007, and the Company is recording a deferred rent expense each period associated with the liability.

          Please note that as a condition to the primary lease, the owner of the property required that the Company guarantee the rental payments. As of February 2006, the primary tenant, Underwing International, LLC ("Underwing"), a related party, had not made any rental payments to the property owner. As a result, the Company recorded a guaranteed rental expense of $495,000 as of such date, which reflected the Company's estimate of the outstanding obligations of Underwing under the terms of the Lease for which the Company could be held liable under the Guaranty. This is reflected in "Accounts payable and accrued expenses" on the balance sheet included in the Company's annual report on Form 10-KSB for the period ended December 31, 2006. The Company will continue to record potential guaranteed rental expense in this manner until such time as Underwing begins to make payments to the Landlord.

          Please be further advised that Note 20 to the Company's 2006 financial statements has been revised on page 4 of the Amendment to add disclosure regarding the nature and accounting treatment for rent expense recognized under this lease agreement, as set forth below:

               "No rent was accrued or payable under the Bensenville Lease prior to February 2006, other than utility and similar charges, which the Company paid proportionally based upon the area within the facility which the Company utilized. Commencing in February 2006, the monthly rental cost for the entire facility was approximately $45,000. Underwing has not made any rental payments under the Bensenville Lease although rent began to be accrued in February 2006; it being the understanding between Underwing and the landlord that payment of rent would commence no sooner than August 2007. While the landlord has not demanded payment of the accrued rent from either Underwing or the Company, for the fiscal year ended December 31, 2006, the Company recorded an expense of $495,000, which reflects the Company's estimate of the outstanding obligations of Underwing under the Bensenville Lease for which it is liable under the Guaranty as of such date. The term of this lease obligation provides for scheduled escalations in the monthly rent. In accordance with SFAS 13 "Accounting for Leases" the non-contingent rent increases for this lease are being amortized over the term of this lease on a straight line basis. Deferred rent of $471,000 represents the unamortized rent adjustment amount at December 31, 2006 for this lease, and is reflected as deferred rent obligations in the consolidated balance sheets."

Cargo Connection Logistics Holding, Inc.

Linda Cvrkel, Branch Chief
Securities and Exchange Commission
Page 7

          Similar disclosure has been included on page 22 of the Company's quarterly report on Form 10-QSB for the period ended September 30, 2007, as set forth below:

               "No rent was accrued or payable under the Bensenville Lease prior to February 2006, other than utility and similar charges, which the Company paid proportionally based upon the area within the facility which the Company utilized. Commencing in February 2006, the monthly rental cost for the entire facility was approximately $45,000. Underwing has not made any rental payments under the Bensenville Lease although rent began to be accrued in February 2006; it being the understanding between Underwing and the landlord that payment of rent would commence no sooner than August 2007. While the landlord has not demanded payment of the accrued rent from either Underwing or the Company, for the nine months ended September 30, 2007, the Company recorded an expense of $405,000, which reflects the Company's estimate of the outstanding obligations of Underwing under the Bensenville Lease for which it is liable under the Guaranty as of such date. The term of this lease obligation provides for scheduled escalations in the monthly rent. In accordance with SFAS 13 "Accounting for Leases" the non-contingent rent increases for this lease are being amortized over the term of this lease on a straight line basis. Deferred rent of $444,000 represents the unamortized rent adjustment amount at September 30, 2007 for this lease, and is reflected as deferred rent obligations in the consolidated balance sheet."

Form 10-QSB for the quarter ended March 31, 2007
------------------------------------------------

Note 5 - Business Acquisition, page 10
--------------------------------------

     4. WE NOTE YOUR RESPONSE TO PREVIOUS COMMENT #5. GIVEN THE ABSENCE OF PROVEN MARKET ACCEPTANCE OF THE RADROPE AND THE UNCERTAINTY REGARDING YOUR ABILITY TO CONTINUE AS A GOING CONCERN, WE ARE CONCERNED THAT THE VALUE ASSIGNED TO THIS LICENSE MIGHT NOT BE APPROPRIATE. SUPPLEMENTALLY ADVISE US AND EXPAND YOUR DISCLOSURE TO INDICATE THE STATUS OF THE PRODUCT'S DEVELOPMENT AND WHETHER THERE ARE ANY CONTRACTS ANTICIPATED OR DISCUSSED IN CONNECTION WITH ITS ANTICIPATED COMPLETION. AS PART OF YOUR RESPONSE, ALSO INDICATE THE VALUE OF THEIR LICENSE IN NMDT'S BOOKS AND THE MEANS USED TO ACQUIRE THIS LICENSE. FURTHERMORE, DISCUSS IN DETAIL ANY PROJECTIONS, ASSUMPTIONS, AND MILESTONES ORIGINALLY ANTICIPATED WHEN THE VALUE WAS ASSIGNED TO THIS LICENSE, AND COMPARE THEM TO ACTUAL RESULTS TO DATE. YOUR RESPONSE SHOULD PROVIDE SUFFICIENT FACTUAL EVIDENCE TO SUPPORT THE FACT THAT COMPLETION IS INDEED EXPECTED AT OR NEAR DECEMBER 2007 AND YOUR REASONS WHY YOU BELIEVE THAT UPON COMPLETION, THIS LICENSE WILL GENERATE CASH FLOWS, AND THEREFORE WOULD NOT NEED BE IMPAIRED. ASSUMING A SATISFACTORY RESPONSE, ADD FURTHER DISCLOSURE TO EXPLAIN RADROPE'S USEFUL LIFE OF 19 YEARS AND SUPPORTING ASSUMPTIONS USED IN YOUR ANALYSIS.

Cargo Connection Logistics Holding, Inc.

Linda Cvrkel, Branch Chief
Securities and Exchange Commission
Page 8

          Please be advised supplementally that an initial prototype of the Company's Rad-Rope product has been developed. After previous testing stages and in response to input received from various governmental agencies, the software for this product is currently being revised. The Company expects that the software revisions will be complete by the end of 2007, and that the product will be ready for sale by the end of the 1st half of 2008. Please be further advised supplementally that the Company believes that it will successfully obtain contracts for this product within a reasonable period of time after the completion of its development and availability for sale. Please note that additional disclosure regarding these matters has been added to the Company's Form 10-QSB for the quarter ended September 30, 2007 on page 13, as set forth below:

               "The Company and the licensor of the License are in the process of finalizing the development of a marketable product, to be called Rad-RopeTM, which inspectors at transportation hubs can utilize to rapidly detect the presence of nuclear material in sealed containers without the use of harmful x-rays. The Company anticipates that the development of a revised prototype will be completed by the end of the Company's current fiscal year ending December 31, 2007. The Company expects the prototype to be marketed by the middle of 2008, subject to the requirements of any potential purchaser. There can be no assurances that the prototype will be marketable without additional revisions, improvements and resulting expenses for the Company.

               The Company cannot accurately predict the value or eventual actual useful life of the patent in light of the continuing progress in this area of technology. The current useful life of this technology is based on the remaining life of the patent and will be subject to periodic review for impairment, subsequent to being placed into service, under SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets.""

          Please note that, to the best of the Company's understanding, the value of the license for the technology underlying in the above-described product in NMDT's books was $25,000. We understand that NMDT acquired this license on December 6, 2006.

          At the time when the Company acquired the license from NMDT, the Company believed that the value thereof was based on the following projections, assumptions and milestones:

               The Company expected that the first product utilizing the technology would be available for sale by the end of 2007 and that sales of products using the technology would be in excess of $5,000,000 within the 5-year period after acquisition. These sales were anticipated to be primarily to government agencies, as well as to private sector purchasers, including for use in connection with facility entrances and perimeters.

Cargo Connection Logistics Holding, Inc.

Linda Cvrkel, Branch Chief
Securities and Exchange Commission
Page 9

          Since the date of such acquisition, these projections, assumptions and milestones have been shown to be accurate in the following respects:

               The Company believes that interest in this technology from governmental agencies is high. In light of this and the product software modifications currently underway, the Company has no reason to believe that its previous assumptions and projections will be incorrect.

          In addition, the following projections, assumptions and milestones have shown to be inaccurate in the following respects:

               The Rad-Rope product is currently being modified based on feedback from potential customers, so it will not be ready for sale by the end of 2007. However, the Company does not believe that the value of this technology has been impaired by this delay.

          In light of the forgoing, the Company continues to believe that the product or products which it will have available for sale upon completion of the development thereof will generate significant sales and cash flows.

          As described above, the Rad-Rope prototype is being revised pursuant to the request of one of the security agencies of the US Government. The Company expects that upon completion of this modification and the prototype being resubmitted to this agency, it will receive one or more contracts from that agency, as well as with other government agencies, for the Rad-Rope product. The Company believes that these contracts will be for at least $5,000,000.

          Please be advised that the technology underlying this license is subject to a patent application. The patent expires in 2025. The term of the license owned by NMDT is co-terminous with the length of the patent. Accordingly, the Company believed it appropriately accounted for the projected value of the acquired license and the underlying technology. However, the Company cannot accurately predict the value or eventual useful life of the patent in light of the continuing progress in this area of technology. The current useful life of this technology is based on the remaining life of the patent and will be subject to periodic review for impairment under SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets." Please note that the Company has revised its disclosure with respect to the above on pages 12 and 13 of its quarterly report on Form 10-QSB for the period ended September 30, 2007.

Cargo Connection Logistics Holding, Inc.

Linda Cvrkel, Branch Chief
Securities and Exchange Commission
Page 10

         If you have any further comments or inquiries, or if the Company can be of any assistance with respect to any of the foregoing responses, please do not hesitate to call the undersigned at 516-279-7000.


                               Very truly yours,
                               CARGO CONNECTION LOGISTICS HOLDING, INC.




                               By:   /s/ Scott Goodman
                                   ---------------------------------------
                                   Scott Goodman, Chief Financial Officer



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